Deposits [Text Block] (Tables)	12 Months Ended
Mar. 31, 2014
Time Deposits By Maturity [Table Text Block]

	Domestic	Foreign
	(in millions)
Due in one year or less	¥35,654,357	¥25,819,867
Due after one year through two years	6,307,843	421,138
Due after two years through three years	2,813,975	145,802
Due after three years through four years	611,214	121,113
Due after four years through five years	807,890	130,491
Due after five years	464,856	23,225

Total	¥46,660,135	¥26,661,636